[ Janus Letterhead ]

December 30, 2016

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund

Henderson Global Equity Income Fund

Henderson European Focus Fund

Henderson Strategic Income Fund

Henderson All Asset Fund

Henderson International Long/Short Equity Fund

Henderson Dividend & Income Builder Fund

1933 Act File No. 333-62270

1940 Act File No. 811-10399

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy/registration statement on Form N-14 (“Proxy”) relating to the special meeting of shareholders of the Henderson Global Funds and its series, Henderson International Opportunities Fund, Henderson Global Equity Income Fund, Henderson European Focus Fund, Henderson Strategic Income Fund, Henderson All Asset Fund, Henderson International Long/Short Equity Fund, Henderson Dividend & Income Builder Fund (each a “Henderson Fund”), to be held in April 2017. The Proxy will seek shareholder approval of each Henderson Fund of an Agreement and Plan of Reorganization.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please do not hesitate to contact me at 303-394-6459.

Sincerely,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Assistant General Counsel

Janus Capital Management LLC

Enclosure (via EDGAR only)

cc:	Bruce Rosenblum

Michelle Rosenberg

Donna Brungardt